Note A - Summary of Significant Accounting Policies: Long-lived Assets (Policies)	9 Months Ended
Sep. 30, 2013
Policies
Long-lived Assets

Long-Lived Assets

Our policy is to recognize impairment losses relating to long-lived assets in accordance with the Accounting Standards Codification (“ASC”) topic for Property, Plant and Equipment. Decisions are based on several factors, including, but not limited to, management’s plans for future operations, recent operating results and projected cash flows.